Information about QVC's Operating Segments (Revenue and Adjusted OIBDA by Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Segment Reporting [Abstract]
Reportable segments			5	5	2
Segment Reporting Information [Line Items]
Net revenue	$ 1,974	$ 1,932	$ 8,516	$ 8,268	$ 7,813
Adjusted OIBDA	404	390	1,828	1,733	1,673
QVC-U.S.
Segment Reporting Information [Line Items]
Net revenue	1,297	1,240	5,585	5,412	5,241
Adjusted OIBDA	291	270	1,292	1,225	1,191
QVC-Japan
Segment Reporting Information [Line Items]
Net revenue	256	289	1,247	1,127	1,015
Adjusted OIBDA	54	63	279	241	224
QVC-Germany
Segment Reporting Information [Line Items]
Net revenue	250	247	956	1,068	956
Adjusted OIBDA	43	46	179	199	181
QVC-U.K.
Segment Reporting Information [Line Items]
Net revenue	140	140	641	626	599
Adjusted OIBDA	19	20	104	111	109
QVC-Italy
Segment Reporting Information [Line Items]
Net revenue	31	16	87	35	2
Adjusted OIBDA	$ (3)	$ (9)	$ (26)	$ (43)	$ (32)